Note Receivable - Related Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Next Charging LLC [Member]
Restructuring Cost and Reserve [Line Items]
Note Receivable - Related Party Transactions

Note 3 – Note Receivable - Related Party Transactions

During 2016 and 2017, the Company loaned to the Farkas Group, a related party, a total of $62,395 at 3% and due on demand. The notes have an accrued interest balance of $0 and $9,796 at September 30, 2023 and December 31, 2022, respectively. The note receivable balance was fully paid off during the 3rd quarter of 2023.

On September 22, 2023, the Company loaned to the Next NRG LLC, a related party, a total of $25,000 at 4% and due on September 22, 2024. The notes have an accrued interest balance of $22 at September 30, 2023.

During 2023, the Company loaned several two-month (2) notes receivables to EZFill, a related party, with an aggregate face amount of $1,485,000, less original issue discounts of $135,000, resulting in net proceeds of $1,350,000 at 8% with an automatic extension for an additional 2 months periods unless Lender sends 10 days written notice, prior to end of any two month period, that it does not wish to extend the note at which point the end of the then current two month period shall be the Maturity Date. Notwithstanding the above, upon Borrower completing a capital raise (debt or equity) of at least $3,000,000 the entire outstanding principal and interest through the Maturity Date shall be immediately due and payable. The accretion income earned as of September 30, 2023, was $118,689 which is included in interest income. The notes have an accrued interest balance of $16,076 at September 30, 2023.

NEXT CHARGING LLC
Notes to Financial Statements
For The Nine Months Ending September 30, 2023
(unaudited)

Note 3 – Note Receivable - Related Party Transactions

During 2016 and 2017, the Company loaned to the Farkas Group, a related party, a total of $62,395 at 3% and due on demand. The notes have an accrued interest balance of $9,796 and $8,240 at December 31, 2022 and 2021, respectively. For the twelve months ended December 31, 2022 and 2021, the Company recorded $1,556 and $1,556, respectively, of interest income in relation to this note. The note balance of $62,395 is included in the note receivable – related party in current assets as of December 31, 2022 and December 31, 2021.